UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file Number 811-03171


                Value Line U.S. Government Securities, Fund, Inc
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                               David T. Henigson
                    220 East 42nd Street, New York, NY 10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: August 31,2006

Date of reporting period: November 30,2005

Item 1: Schedule of Investments.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)                                                      November 30, 2005
----------------------------------------------------------------------------------------------------------

     Principal                                                                  Maturity
       Amount                                                           Rate      Date          Value
----------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (7.0%)

$      1,000,000 U.S. Treasury Notes                                    3.25 %    1/15/09 $       966,719
       1,000,000 U.S. Treasury Notes                                    4.00     11/15/12         971,563
       1,000,000 U.S. Treasury Notes                                    4.00      2/15/14         964,258
       1,040,720 U.S. Treasury Notes*                                   1.63      1/15/15         997,628
       1,000,000 U.S. Treasury Bonds                                    7.13      2/15/23       1,269,532
       1,000,000 U.S. Treasury Bonds                                    6.25      8/15/23       1,170,430
       1,000,000 U.S. Treasury Bonds                                    6.13     11/15/27       1,178,282
    -------------                                                                           --------------
       7,040,720 TOTAL U.S. TREASURY OBLIGATIONS
    -------------    (Cost $7,666,282)                                                          7,518,412
                                                                                            --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (86.8%)

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (34.0%)
       1,823,034 Federal National Mortgage Association Pool #313032     7.04       7/1/06       1,821,542
       1,000,000 Federal National Mortgage Association                  4.75       1/2/07       1,000,413
       1,000,000 Federal National Mortgage Association                  4.10      6/14/07         989,610
      10,000,000 Federal National Mortgage Association Pool #380188     6.45       4/1/08      10,095,310
          67,882 Federal National Mortgage Association Pool #254243     6.00       2/1/09          68,290
         155,758 Federal National Mortgage Association Pool #254273     5.00       3/1/09         155,227
         670,891 Federal National Mortgage Association Pool #254956     4.00      11/1/10         649,528
         413,323 Federal National Mortgage Association Pool #255325     4.50       6/1/11         406,393
       1,000,000 Federal National Mortgage Association                  5.00      4/16/15         973,779
         204,404 Federal National Mortgage Association Pool #511823     5.50       5/1/16         205,759
         428,218 Federal National Mortgage Association Pool #622373     5.50      12/1/16         431,057
         160,433 Federal National Mortgage Association Pool #615289     5.50      12/1/16         161,497
         338,864 Federal National Mortgage Association Pool #623503     6.00       2/1/17         346,348
         197,377 Federal National Mortgage Association Pool #631328     5.50       2/1/17         198,544
          30,218 Federal National Mortgage Association Pool #643277     5.50       4/1/17          30,397
          28,755 Federal National Mortgage Association Pool #638247     5.50       5/1/17          28,926
         161,160 Federal National Mortgage Association Pool #685183     5.00       3/1/18         159,125
         525,713 Federal National Mortgage Association Pool #254684     5.00       2/1/18         519,074
         658,450 Federal National Mortgage Association Pool #695828     5.00       4/1/18         650,135
         191,054 Federal National Mortgage Association Pool #703936     5.00       5/1/18         188,641
         816,865 Federal National Mortgage Association Pool #703617     5.00       7/1/18         806,549
         803,548 Federal National Mortgage Association Pool #790984     5.00       7/1/19         792,580
         846,983 Federal National Mortgage Association Pool #786915     5.00       8/1/19         835,422
                 Federal National Mortgage Association
         589,833     REMIC Trust Series 2003-28 Class KA                4.25      3/25/22         561,075
                 Federal National Mortgage Association
         533,586     REMIC Trust Series 2003-38 Class TC                5.00      3/25/23         528,295
         999,900 Federal National Mortgage Association Pool #844207     5.00      11/1/20         985,717
         282,845 Federal National Mortgage Association Pool #412682     6.00       3/1/28         285,304
         141,951 Federal National Mortgage Association Pool #424691     6.50       4/1/28         145,955
         194,545 Federal National Mortgage Association Pool #425239     6.50       4/1/28         200,033
       1,000,000 Federal National Mortgage Association                  7.25      5/15/30       1,298,278
       1,000,000 Federal National Mortgage Association                  6.63     11/15/30       1,209,664
         155,888 Federal National Mortgage Association Pool #571090     7.50       1/1/31         163,803
           2,297 Federal National Mortgage Association Pool #568625     7.50       1/1/31           2,414
           1,955 Federal National Mortgage Association Pool #573935     7.50       3/1/31           2,054
         651,230 Federal National Mortgage Association Pool #626440     7.50       2/1/32         683,956
          75,208 Federal National Mortgage Association Pool #629297     6.50       2/1/32          77,162
         135,501 Federal National Mortgage Association Pool #254383     7.50       5/1/32         142,310
          95,359 Federal National Mortgage Association Pool #634996     6.50       5/1/32          97,814
         454,954 Federal National Mortgage Association Pool #254476     5.50       9/1/32         449,496

          13,347 Federal National Mortgage Association Pool #688539     5.50       3/1/33          13,182
         632,413 Federal National Mortgage Association Pool #650386     5.00       7/1/33         610,829
         636,640 Federal National Mortgage Association Pool #726889     5.50       7/1/33         628,765
         697,826 Federal National Mortgage Association Pool #759028     5.50       1/1/34         689,194
         366,910 Federal National Mortgage Association Pool #761913     5.50       2/1/34         361,915
         341,500 Federal National Mortgage Association Pool #769862     5.50       2/1/34         336,851
         334,273 Federal National Mortgage Association Pool #763393     5.50       2/1/34         330,138
          36,883 Federal National Mortgage Association Pool #769682     5.00       3/1/34          35,579
          27,192 Federal National Mortgage Association Pool #778141     5.00       5/1/34          26,230
         505,694 Federal National Mortgage Association Pool #773586     5.50       6/1/34         498,810
         671,327 Federal National Mortgage Association Pool #255311     6.00       7/1/34         675,670
          38,246 Federal National Mortgage Association Pool #258149     5.50       9/1/34          37,726
           6,377 Federal National Mortgage Association Pool #789150     5.00      10/1/34           6,151
         817,270 Federal National Mortgage Association Pool #255496     5.00      10/1/34         788,364
          94,076 Federal National Mortgage Association Pool #797154     5.50      11/1/34          92,796
         197,367 Federal National Mortgage Association Pool #801063     5.50      11/1/34         194,680
         349,973 Federal National Mortgage Association Pool #803675     5.50      12/1/34         345,209
         475,663 Federal National Mortgage Association Pool #804683     5.50      12/1/34         469,188
         929,375 Federal National Mortgage Association Pool #815813     4.59       2/1/35         912,761
          66,645 Federal National Mortgage Association Pool #255580     5.50       2/1/35          65,738
         889,785 Federal National Mortgage Association Pool #735224     5.50       2/1/35         878,779
    -------------                                                                           --------------
      35,966,764 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
    -------------    (Cost $36,618,598)                                                        36,346,031
                                                                                            --------------

                 FEDERAL HOME LOAN MORTGAGE CORPORATION (22.9%)
       1,000,000 Federal Home Loan Mortgage Corporation                 4.26      7/19/07         993,308
       1,000,000 Federal Home Loan Mortgage Corporation                 3.25      11/2/07         971,990
         934,425 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #M90840                                       3.00       9/1/08         890,222
       1,000,000 Federal Home Loan Mortgage Corporation                 4.25      7/15/09         984,636
       1,000,000 Federal Home Loan Mortgage Corporation                 4.00     12/15/09         974,579
       1,000,000 Federal Home Loan Mortgage Corporation                 4.13      7/12/10         974,000
       2,500,000 Federal Home Loan Mortgage Corporation                 5.50      9/15/11       2,585,220
       1,000,000 Federal Home Loan Mortgage Corporation                 4.50      5/14/12         967,970
       1,000,000 Federal Home Loan Mortgage Corporation                 4.75       5/6/13         962,021
       1,000,000 Federal Home Loan Mortgage Corporation                 4.50      1/15/15         973,047
         911,805 Federal Home Loan Mortgage Corporation
                     REMIC Trust Series 2849 Class VA                   5.00      8/15/15         904,317
          31,204 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #E92226                                       5.00      11/1/17          30,826
         511,642 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #E93499                                       5.00      12/1/17         505,431
          34,733 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #E92829                                       5.00      12/1/17          34,312
         898,963 Federal Home Loan Mortgage Corporation
                     REMIC Trust Series 2892 Class DC                   4.50     12/15/17         878,962
          75,691 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #B17398                                       4.50      12/1/19          73,368
         529,862 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #G18044                                       4.50       3/1/20         512,742
         328,303 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #B18034                                       4.50       4/1/20         317,696
       1,000,000 Federal Home Loan Mortgage Corporation
                     REMIC Trust Series 2937 Class JC                   5.00      9/15/22         999,365
         750,858 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #C90684                                       4.50       5/1/23         713,369
       1,000,000 Federal Home Loan Mortgage Corporation                 6.75      3/15/31       1,230,197
         750,400 Federal Home Loan Mortgage Corporation
                     REMIC Trust Series 2645 Class NA                   3.50      9/15/31         705,151
         584,916 Federal Home Loan Mortgage Corporation
                     REMIC Trust Series 2594 Class OR                   4.25      6/15/32         560,683
          79,583 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #J00118                                       5.00      10/1/20          78,454
         916,763 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #J00139                                       5.00      10/1/20         903,759
       2,166,598 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #C77717                                       6.00       3/1/33       2,185,102
       1,161,273 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #A29526                                       5.00       1/1/35       1,117,487
         619,358 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #A29633                                       5.00       1/1/35         596,005
         913,738 Federal Home Loan Mortgage Corporation Gold PC
                     Pool #783022                                       4.45       2/1/35         892,938
    -------------                                                                           --------------
      24,700,115 TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
    -------------    (Cost $25,025,101)                                                        24,517,157
                                                                                            --------------

                 FEDERAL HOME LOAN BANK (16.6%)
       1,000,000 Federal Home Loan Bank                                 2.85      2/13/07         979,008
         500,000 Federal Home Loan Bank                                 4.88      5/15/07         501,323
         500,000 Federal Home Loan Bank                                 3.50     11/15/07         488,867
       1,000,000 Federal Home Loan Bank                                 4.00      3/10/08         984,984
       3,000,000 Federal Home Loan Bank                                 4.43       4/7/08       2,977,848
       1,000,000 Federal Home Loan Bank                                 6.01      4/22/08       1,029,234
       1,000,000 Federal Home Loan Bank                                 4.25      5/16/08         988,411
       1,000,000 Federal Home Loan Bank                                 4.10      6/13/08         985,356
       1,000,000 Federal Home Loan Bank                                 5.00      8/15/08         999,258
       1,000,000 Federal Home Loan Bank                                 5.25     11/14/08       1,014,014
       1,000,000 Federal Home Loan Bank                                 6.21       6/2/09       1,050,050
       1,000,000 Federal Home Loan Bank                                 4.38      3/17/10         986,300
       1,000,000 Federal Home Loan Bank                                 4.38      9/17/10         984,244
       3,000,000 Federal Home Loan Bank                                 7.45       2/3/20       3,735,216
    -------------                                                                           --------------
      17,000,000 TOTAL FEDERAL HOME BANK (Cost $17,587,163)                                    17,704,113
    -------------                                                                           --------------

                 FEDERAL FARM CREDIT BANK (7.7%)
       2,000,000 Federal Farm Credit Bank                               6.03       5/7/08       2,060,706
       1,000,000 Federal Farm Credit Bank                               6.82      3/16/09       1,063,343
       1,000,000 Federal Farm Credit Bank                               4.85     10/25/12       1,004,731
       1,000,000 Federal Farm Credit Bank                                5.3      6/22/15         982,496
       3,000,000 Federal Farm Credit Bank                               5.70       7/3/17       3,140,832
    -------------                                                                           --------------
       8,000,000 TOTAL FEDERAL FARM CREDIT BANK (Cost $8,302,347)                               8,252,108
    -------------                                                                           --------------

                 PRIVATE EXPORT FUNDING CORPORATION (2.9%)
       3,000,000 Private Export Funding Corporation Series "J"          7.65      5/15/06       3,043,662
    -------------                                                                           --------------
       3,000,000 TOTAL PRIVATE EXPORT FUNDING CORPORATION
    -------------    (Cost $3,000,000)                                                          3,043,662
                                                                                            --------------

                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.7%)
         300,525 Government National Mortgage Association Pool #003645  4.50     12/20/19         292,018
          17,202 Government National Mortgage Association Pool #541349  6.00      4/15/31          17,479
          32,413 Government National Mortgage Association Pool #557681  6.00      8/15/31          32,936
         275,167 Government National Mortgage Association Pool #548880  6.00     12/15/31         279,612
         169,788 Government National Mortgage Association Pool #551762  6.00      4/15/32         172,554
          73,171 Government National Mortgage Association Pool #582415  6.00     11/15/32          74,363
         385,517 Government National Mortgage Association Pool #604485  6.00      7/15/33         391,746
         275,215 Government National Mortgage Association Pool #622603  6.00     11/15/33         279,661
          12,795 Government National Mortgage Association Pool #429786  6.00     12/15/33          13,002
         641,860 Government National Mortgage Association Pool #605025  6.00      2/15/34         652,282
          15,007 Government National Mortgage Association Pool #626480  6.00      2/15/34          15,250
         150,611 Government National Mortgage Association Pool #610944  5.50      4/15/34         150,219
         364,349 Government National Mortgage Association Pool #583008  5.50      6/15/34         363,402
         172,023 Government National Mortgage Association Pool #605245  5.50      6/15/34         171,576
    -------------                                                                           --------------
       2,885,643 TOTAL GOVERNMENT NATIONAL MORTGAGE
    -------------    ASSOCIATION (Cost $2,929,015)                                              2,906,100
                                                                                            --------------

      91,552,522 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    -------------    (Cost $93,462,224)                                                        92,769,171
                                                                                            --------------

      98,593,242 TOTAL INVESTMENT SECURITIES (93.8%)
    -------------    (Cost $101,128,506)                                                      100,287,583
                                                                                            --------------

REPURCHASE AGREEMENTS** (5.5%) (including accrued interest)

$      3,000,000 With Morgan Stanley, 3.90%, dated 11/30/05, due 12/1/05, delivery value $3,000,325 (collateralized $2,950,000
                 U.S. Treasury Notes, 9.375%, due 2/15/06, with a value
                 of $3,064,062)                                                             $   3,000,325
       2,900,000 With UBS Warburg LLC, 3.90%, dated 11/30/05, due 12/1/05, delivery value $2,900,314 (collateralized by $2,325,000
                 U.S. Treasury Bonds, 6.75%, due 8/15/26, with a value
                 of $2,961,327)                                                                 2,900,314
    -------------                                                                           --------------
       5,900,000 TOTAL REPURCHASE AGREEMENTS (5.5%) (Cost $5,900,639)                           5,900,639
    -------------                                                                           --------------

                 CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                            723,573
                                                                                            --------------

                 NET ASSETS (100.0%)                                                        $ 106,911,795
                                                                                            ==============

                 NET ASSET VALUE, OFFERING AND REDEMPTION
                     PRICE PER OUTSTANDING SHARE ($106,911,795 / 9,318,753 shares
                     of capital stock outstanding)                                          $       11.47
                                                                                            ==============

*Treasury Inflation-Protection Security (TIPS)
**The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.


The Fund's unrealized appreciation/depreciation as of November 30, 2005 was as follows:

                                                                Total Net
                                                               Unrealized
 Total Cost      Appreciation           Depreciation          Depreciation
---------------------------------------------------------------------------
$107,029,145       $883,441             $(1,724,364)           $ (840,923)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         -----------------------------------------------------------------------
         Jean B. Buttner, President

Date:    01/23/06
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -----------------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    01/23/06
         ------------------------